UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21343

Western Asset Emerging Markets Debt Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

FORM N-Q

SEPTEMBER 30, 2018

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 84.2%
Angola - 1.0%
Angolan Government International Bond, Senior Notes	9.500%	11/12/25	1,720,000		$1,955,718	(a)
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	2,500,000		2,591,425	(a)
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	800,000		829,256	(b)
Angolan Government International Bond, Senior Notes	9.375%	5/8/48	3,870,000		4,103,090	(a)

Total Angola					9,479,489

Argentina - 8.8%
Argentina Bonar Bonds, Senior Notes (Argentina BADLAR Private Deposit Rate + 2.500%)	45.240%	3/11/19	120,380,000	ARS	2,943,713	(c)
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	43.077%	6/21/20	192,070,000	ARS	5,512,302	(c)
Argentine Bonos del Tesoro	18.200%	10/3/21	3,040,000	ARS	59,637
Argentine Bonos del Tesoro, Bonds	15.500%	10/17/26	157,160,000	ARS	2,795,225
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	1,560,000		1,495,650
Argentine Republic Government International Bond, Senior Notes	4.625%	1/11/23	10,000		8,481
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	5,100,000		4,559,400	(d)
Argentine Republic Government International Bond, Senior Notes	8.280%	12/31/33	11,216,304		10,178,796
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	34,080,000		26,412,000
Autonomous City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	7,600,000		6,870,400	(a)(d)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	2,000,000		1,968,600	(b)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	3,230,000		2,990,657	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	7,700,000		6,441,127	(a)
Provincia de Buenos Aires, Senior Notes	4.000%	5/15/35	1,905,776		1,250,685	(b)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	8,250,000		7,117,275	(a)(d)
Provincia de Neuquen Argentina, Senior Notes	7.500%	4/27/25	2,700,000		2,177,415	(a)(d)

Total Argentina					82,781,363

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Armenia - 0.4%
Republic of Armenia International Bond, Senior Notes	6.000%	9/30/20	3,850,000		$3,930,080	(b)

Belarus - 0.6%
Republic of Belarus International Bond, Senior Notes	6.875%	2/28/23	5,300,000		5,573,883	(a)(d)

Brazil - 2.7%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	3,007,000	BRL	753,346
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	58,562,000	BRL	14,156,805
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	39,700,000	BRL	9,334,632
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	3,342,000	BRL	766,686

Total Brazil					25,011,469

Colombia - 4.1%
Colombia Government International Bond, Senior Notes	7.375%	3/18/19	8,779,000		8,980,917	(d)
Colombia Government International Bond, Senior Notes	4.000%	2/26/24	6,250,000		6,257,813	(d)
Colombia Government International Bond, Senior Notes	7.375%	9/18/37	16,567,000		20,936,546	(d)(e)
Colombia Government International Bond, Senior Notes	6.125%	1/18/41	2,080,000		2,360,800	(d)

Total Colombia					38,536,076

Costa Rica - 1.0%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	10,210,000		9,000,728	(a)(d)

Croatia - 1.0%
Croatia Government International Bond, Senior Notes	6.625%	7/14/20	3,640,000		3,828,370	(a)(d)
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	5,640,000		5,976,155	(b)

Total Croatia					9,804,525

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Dominican Republic - 1.6%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	8,210,000	$8,261,312	(a)(d)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	6,300,000	6,402,375	(a)(d)

Total Dominican Republic				14,663,687

Ecuador - 3.1%
Ecuador Government International Bond, Senior Notes	10.500%	3/24/20	9,980,000	10,403,651	(a)
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	5,270,000	5,619,137	(b)
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	4,210,000	4,488,913	(a)
Ecuador Government International Bond, Senior Notes	7.875%	1/23/28	9,400,000	8,486,555	(a)

Total Ecuador				28,998,256

Egypt - 2.0%
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	5,430,000	5,444,878	(a)
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	4,990,000	4,849,402	(a)
Egypt Government International Bond, Senior Notes	7.500%	1/31/27	800,000	816,649	(a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	2,850,000	2,694,601	(b)
Egypt Government International Bond, Senior Notes	8.500%	1/31/47	5,100,000	5,133,706	(a)

Total Egypt				18,939,236

El Salvador - 0.6%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	6,380,000	5,997,200	(a)(d)

Ethiopia - 0.3%
Ethiopia International Bond, Senior Notes	6.625%	12/11/24	2,500,000	2,540,725	(b)

Georgia - 0.3%
Georgia Government International Bond, Bonds	6.875%	4/12/21	2,360,000	2,490,343	(b)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ghana - 2.4%
Ghana Government International Bond	10.750%	10/14/30	5,270,000		$6,578,067	(a)(d)
Ghana Government International Bond, Senior Notes	7.875%	8/7/23	5,050,000		5,305,025	(b)
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	1,620,000		1,689,154	(a)(d)
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	3,350,000		3,365,772	(a)
Republic of Ghana Government Bonds, Bonds	18.000%	11/16/20	11,000,000	GHS	2,142,181
Republic of Ghana Government Bonds, Bonds	17.600%	11/28/22	18,000,000	GHS	3,418,177

Total Ghana					22,498,376

Guatemala - 0.6%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	6,160,000		5,798,100	(a)(d)

Honduras - 0.5%
Honduras Government International Bond, Senior Notes	7.500%	3/15/24	960,000		1,037,069	(b)
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	3,500,000		3,609,725	(a)

Total Honduras					4,646,794

Hungary - 1.5%
Hungary Government International Bond, Senior Notes	5.750%	11/22/23	12,608,000		13,678,924	(d)

Indonesia - 9.3%
Indonesia Government International Bond, Senior Notes	4.875%	5/5/21	213,000		219,753	(b)(d)
Indonesia Government International Bond, Senior Notes	4.875%	5/5/21	1,060,000		1,093,608	(a)(d)
Indonesia Government International Bond, Senior Notes	3.375%	4/15/23	4,720,000		4,599,078	(a)(d)
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	7,049,000		7,569,287	(a)(d)
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	3,210,000		3,763,619	(b)(d)
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	2,520,000		2,576,118	(b)(d)
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	20,750,000		21,212,082	(a)(d)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	20,800,000		19,979,815	(a)(d)
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	133,900,000,000	IDR	8,802,113
Indonesia Treasury Bond, Senior Notes	8.375%	9/15/26	131,422,000,000	IDR	8,927,612
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	126,438,000,000	IDR	8,361,089

Total Indonesia					87,104,174

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Ivory Coast - 0.8%
Ivory Coast Government International Bond, Senior Notes	6.375%	3/3/28	2,680,000	$2,592,900	(a)(d)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	2,340,000	2,145,803	(a)
Ivory Coast Government International Bond, Senior Notes, Step Bond	5.750%	12/31/32	2,590,000	2,455,372	(a)

Total Ivory Coast				7,194,075

Jamaica - 0.6%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	3,390,000	3,690,862	(d)
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	1,760,000	2,033,029	(d)

Total Jamaica				5,723,891

Jordan - 0.4%
Jordan Government International Bond, Senior Notes	6.125%	1/29/26	440,000	433,198	(a)
Jordan Government International Bond, Senior Notes	5.750%	1/31/27	2,840,000	2,698,852	(a)
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	320,000	301,869	(a)

Total Jordan				3,433,919

Kazakhstan - 1.1%
Kazakhstan Government International Bond, Senior Notes	3.875%	10/14/24	9,890,000	10,045,985	(b)

Kenya - 0.6%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	200,000	200,920	(a)(d)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	5,300,000	5,174,496	(a)(d)

Total Kenya				5,375,416

Lebanon - 1.2%
Lebanon Government International Bond, Senior Notes	6.000%	1/27/23	12,800,000	10,871,168	(b)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Lithuania - 0.7%
Lithuania Government International Bond, Senior Notes	6.125%	3/9/21	5,850,000		$6,241,295	(a)(d)

Mexico - 4.9%
Mexican Bonos, Bonds	6.500%	6/9/22	199,640,000	MXN	10,248,379
Mexican Bonos, Bonds	5.750%	3/5/26	203,250,000	MXN	9,590,133
Mexico Government International Bond, Senior Notes	4.000%	10/2/23	12,776,000		12,876,228	(d)(e)
Mexico Government International Bond, Senior Notes	6.050%	1/11/40	1,132,000		1,259,927	(d)
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	12,550,000		11,828,375	(d)

Total Mexico					45,803,042

Nigeria - 1.3%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	2,900,000		2,800,458	(a)(d)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	2,200,000		2,259,114	(b)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	4,120,000		4,230,704	(a)(d)
Nigeria Government International Bond, Senior Notes	7.625%	11/28/47	2,970,000		2,850,487	(a)(d)

Total Nigeria					12,140,763

Oman - 0.9%
Oman Government International Bond, Senior Notes	5.375%	3/8/27	830,000		807,564	(a)
Oman Government International Bond, Senior Notes	5.625%	1/17/28	7,900,000		7,782,227	(a)

Total Oman					8,589,791

Panama - 0.2%
Panama Government International Bond, Senior Notes	9.375%	4/1/29	910,000		1,294,475	(d)
Panama Government International Bond, Senior Notes	6.700%	1/26/36	159,000		199,388	(d)

Total Panama					1,493,863

Paraguay - 0.4%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	3,500,000		3,561,250	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Peru - 5.4%
Peruvian Government International Bond, Senior Notes	7.350%	7/21/25	10,300,000		$12,653,653	(d)
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	19,998,000		29,597,040	(d)(e)
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	6,189,000		7,844,557	(d)

Total Peru					50,095,250

Philippines - 0.5%
Philippine Government International Bond, Senior Notes	3.950%	1/20/40	4,600,000		4,446,811	(d)

Poland - 2.9%
Republic of Poland Government International Bond, Senior Notes	5.125%	4/21/21	10,940,000		11,454,508	(d)
Republic of Poland Government International Bond, Senior Notes	5.000%	3/23/22	14,784,000		15,562,895	(d)(e)

Total Poland					27,017,403

Qatar - 0.9%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	7,920,000		8,253,424	(a)

Romania - 1.0%
Romanian Government International Bond, Senior Notes	4.875%	1/22/24	7,370,000		7,619,784	(b)(d)
Romanian Government International Bond, Senior Notes	4.875%	1/22/24	1,570,000		1,623,210	(a)(d)

Total Romania					9,242,994

Russia - 5.8%
Russian Federal Bond - OFZ, Bonds	7.000%	1/25/23	964,000,000	RUB	14,211,187
Russian Federal Bond - OFZ, Bonds	8.150%	2/3/27	289,580,000	RUB	4,366,183
Russian Federal Bond - OFZ, Bonds	7.050%	1/19/28	83,026,000	RUB	1,161,338
Russian Foreign Bond - Eurobond, Senior Notes	12.750%	6/24/28	790,000		1,267,776	(b)
Russian Foreign Bond - Eurobond, Senior Notes	7.500%	3/31/30	23,653,080		26,136,653	(b)
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	3,400,000		3,583,362	(a)
Russian Foreign Bond - Eurobond, Senior Notes	5.875%	9/16/43	3,400,000		3,688,068	(a)(d)

Total Russia					54,414,567

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Senegal - 1.9%
Senegal Government International Bond	6.250%	5/23/33	8,100,000		$7,582,216	(a)
Senegal Government International Bond, Senior Notes	6.250%	7/30/24	2,170,000		2,195,762	(b)
Senegal Government International Bond, Senior Notes	4.750%	3/13/28	4,800,000	EUR	5,410,307	(a)
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	2,650,000		2,376,255	(a)

Total Senegal					17,564,540

South Africa - 1.0%
Republic of South Africa Government International Bond, Senior Notes	4.875%	4/14/26	5,060,000		4,836,844	(d)
Republic of South Africa Government International Bond, Senior Notes	5.375%	7/24/44	5,000,000		4,489,505

Total South Africa					9,326,349

Sri Lanka - 1.9%
Sri Lanka Government International Bond, Senior Notes	5.125%	4/11/19	2,000,000		1,998,186	(b)
Sri Lanka Government International Bond, Senior Notes	6.250%	7/27/21	7,660,000		7,696,492	(b)(d)
Sri Lanka Government International Bond, Senior Notes	5.875%	7/25/22	3,460,000		3,408,208	(b)(d)
Sri Lanka Government International Bond, Senior Notes	6.200%	5/11/27	4,900,000		4,617,510	(a)(d)

Total Sri Lanka					17,720,396

Turkey - 1.2%
Export Credit Bank of Turkey, Senior Notes	5.000%	9/23/21	4,291,000		3,971,445	(a)
Turkey Government International Bond, Senior Notes	3.250%	3/23/23	850,000		741,351	(d)
Turkey Government International Bond, Senior Notes	5.750%	3/22/24	450,000		424,779	(d)
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	5,400,000		4,538,652
Turkey Government International Bond, Senior Notes	6.125%	10/24/28	1,000,000		904,010
Turkey Government International Bond, Senior Notes	4.875%	4/16/43	1,260,000		921,904

Total Turkey					11,502,141

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ukraine - 2.0%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	6,470,000		$6,534,700	(a)(d)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/24	5,640,000		5,485,047	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	8,290,000		7,231,864	(b)

Total Ukraine					19,251,611

United Arab Emirates - 0.5%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	5,400,000		5,171,040	(a)(d)

Uruguay - 2.3%
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	142,400,000	UYU	4,260,766	(a)
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	85,770,000	UYU	2,566,334	(b)
Uruguay Government International Bond, Senior Notes	4.375%	10/27/27	4,943,154		5,050,099	(d)
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	5,760,000		5,896,800	(d)
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	3,700,000		3,709,250	(d)

Total Uruguay					21,483,249

Venezuela - 0.9%
Venezuela Government International Bond, Senior Notes	7.750%	10/13/19	22,130,000		5,902,071	*(b)(f)
Venezuela Government International Bond, Senior Notes	8.250%	10/13/24	7,000,000		1,901,900	*(b)(f)
Venezuela Government International Bond, Senior Notes	9.250%	9/15/27	4,205,000		1,163,524	*(f)

Total Venezuela					8,967,495

Vietnam - 1.1%
Vietnam Government International Bond, Senior Notes	6.750%	1/29/20	1,690,000		1,756,569	(b)(d)
Vietnam Government International Bond, Senior Notes	4.800%	11/19/24	8,700,000		8,871,634	(a)(d)

Total Vietnam					10,628,203

TOTAL SOVEREIGN BONDS (Cost - $813,279,702)					787,033,359

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 49.8%
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.3%
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	2,710,000	$2,776,720	(a)

Media - 0.7%
Grupo Televisa SAB, Senior Notes	6.625%	1/15/40	1,480,000	1,686,612	(d)
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	2,750,000	2,848,730	(a)(d)
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	2,250,000	2,221,425	(a)(d)

Total Media				6,756,767

Wireless Telecommunication Services - 2.0%
Millicom International Cellular SA, Senior Notes	5.125%	1/15/28	2,650,000	2,447,938	(a)(d)
VEON Holdings BV, Senior Notes	5.950%	2/13/23	3,900,000	3,944,772	(a)
VEON Holdings BV, Senior Notes	5.950%	2/13/23	11,950,000	12,087,186	(b)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	440,000	470,265	(a)(d)

Total Wireless Telecommunication Services				18,950,161

TOTAL COMMUNICATION SERVICES				28,483,648

CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Gohl Capital Ltd., Senior Notes	4.250%	1/24/27	3,130,000	2,989,829	(b)
Sands China Ltd., Senior Notes	5.125%	8/8/25	2,500,000	2,497,944	(a)

TOTAL CONSUMER DISCRETIONARY				5,487,773

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Prosperous Ray Ltd., Senior Notes	4.625%	11/12/23	680,000	695,392	(b)

ENERGY - 22.3%
Oil, Gas & Consumable Fuels - 22.3%
Borets Finance DAC, Senior Notes	6.500%	4/7/22	2,000,000	1,960,000	(a)(d)
CNOOC Curtis Funding No 1 Pty Ltd., Senior Notes	4.500%	10/3/23	2,750,000	2,809,705	(b)(d)
Dolphin Energy Ltd. LLC, Senior Secured Bonds	5.888%	6/15/19	1,136,520	1,151,198	(b)(d)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	2,550,000	2,648,940	(d)
Ecopetrol SA, Senior Notes	5.875%	9/18/23	3,010,000	3,214,680	(d)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	7,160,000	7,108,090	(d)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	1,877,000	1,855,884	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	5,160,000	$5,184,200	(a)(d)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	4,970,000	4,914,326	(a)(d)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	5,300,000	5,578,674	(a)(d)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	5,900,000	5,638,978	(a)(d)
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	3,524,000	3,769,954	(b)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	3,500,000	3,467,083	(a)(d)
ONGC Videsh Ltd., Senior Notes	4.625%	7/15/24	720,000	715,979	(b)
Pertamina Persero PT, Senior Notes	5.250%	5/23/21	6,760,000	6,993,186	(a)(d)
Pertamina Persero PT, Senior Notes	4.875%	5/3/22	2,540,000	2,599,530	(a)(d)
Pertamina Persero PT, Senior Notes	4.300%	5/20/23	3,250,000	3,228,407	(a)(d)
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	16,220,000	16,524,125	(d)
Petrobras Global Finance BV, Senior Notes	8.375%	5/23/21	1,000,000	1,091,750	(d)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	5,600,000	5,682,040	(d)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	6,000,000	5,366,100
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	16,800,000	14,448,000	(d)
Petroleos de Venezuela SA, Senior Notes	9.000%	11/17/21	16,630,000	3,908,050	*(b)(f)
Petroleos de Venezuela SA, Senior Notes	6.000%	5/16/24	8,145,000	1,822,037	*(b)(f)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	10,800,000	10,494,360	(a)(d)
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	8,620,000	8,912,304	(d)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	2,561,000	2,708,001	(d)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	19,060,000	19,031,410	(d)
Petroleos Mexicanos, Senior Notes	6.350%	2/12/48	3,400,000	3,131,400	(a)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	10,270,000	10,461,104	(a)(d)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	1,388,000	1,413,828	(b)(d)
Ras Laffan Liquefied Natural Gas Co., Ltd. 3, Senior Secured Notes	6.750%	9/30/19	6,218,000	6,426,266	(b)
Reliance Holding USA Inc., Senior Notes	4.500%	10/19/20	6,610,000	6,693,420	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Sinopec Group Overseas Development 2017 Ltd., Senior Notes	4.000%	9/13/47	10,060,000		$9,067,913	(b)(d)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,080,000		1,063,800	(b)(d)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	5,420,000		5,338,700	(a)(d)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	3,000,000		2,895,000	(a)(d)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	3,190,000		2,966,732	(a)(d)
YPF SA, Senior Notes	8.500%	3/23/21	4,700,000		4,752,875	(a)(d)
YPF SA, Senior Notes	16.500%	5/9/22	78,563,600	ARS	1,294,579	(a)

TOTAL ENERGY					208,332,608

FINANCIALS - 7.4%
Banks - 5.7%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	2,600,000		2,602,600	(a)(d)
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	1,110,000		1,124,533	(a)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	5,900,000		5,988,559	(a)(c)(d)(g)
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	5,090,000		5,074,145	(a)(d)
BBVA Banco Continental SA, Subordinated Notes (5.250% to 9/22/24 then 5 year Treasury Constant Maturity Rate + 2.750%)	5.250%	9/22/29	980,000		1,014,310	(a)(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.350% to 11/12/24 then 5 year Treasury Constant Maturity Rate + 3.000%)	5.350%	11/12/29	1,350,000		1,299,375	(a)(c)(d)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,890,000		1,883,572	(d)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.500% to 3/19/23 then 5 Year Treasury Constant Maturiy Rate + 3.863%)	6.500%	3/19/23	6,970,000		6,546,921	(a)(c)(g)
Russian Agricultural Bank OJSC Via RSHB Capital SA, Subordinated Notes	8.500%	10/16/23	16,770,000		16,916,737	(b)
Shinhan Bank Co., Ltd., Subordinated Notes	3.875%	3/24/26	1,260,000		1,196,190	(a)(d)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	10,810,000		9,252,960	(a)

Total Banks					52,899,902

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 1.7%
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	5,760,000	$5,688,000	(a)(d)
DAE Funding LLC, Senior Notes	4.500%	8/1/22	4,700,000	4,594,250	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	2,880,000	2,826,000	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	1,000,000	1,012,500	(a)(d)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,980,000	2,034,450	(a)(d)

Total Diversified Financial Services				16,155,200

TOTAL FINANCIALS				69,055,102

INDUSTRIALS - 2.0%
Industrial Conglomerates - 0.7%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	1,000,000	1,033,750	(a)(d)
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	5,220,000	5,289,316	(a)(d)

Total Industrial Conglomerates				6,323,066

Road & Rail - 0.3%
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	5.000%	1/25/47	2,560,000	2,592,026	(a)(d)

Transportation Infrastructure - 1.0%
DP World Ltd., Senior Notes	5.625%	9/25/48	3,400,000	3,374,826	(a)
Pelabuhan Indonesia II PT, Senior Notes	4.250%	5/5/25	6,300,000	6,085,800	(a)(d)

Total Transportation Infrastructure				9,460,626

TOTAL INDUSTRIALS				18,375,718

MATERIALS - 7.8%
Chemicals - 4.0%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	210,000	243,411	(b)(d)
Braskem Finance Ltd., Senior Notes	6.450%	2/3/24	2,350,000	2,514,500	(d)
Chandra Asri Petrochemical Tbk PT, Senior Notes	4.950%	11/8/24	2,160,000	1,898,078	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Chemicals - (continued)
CNAC HK Finbridge Co., Ltd., Senior Notes	4.625%	3/14/23	4,700,000	$4,743,663	(b)
CNAC HK Finbridge Co., Ltd., Senior Notes	4.125%	7/19/27	3,950,000	3,730,589	(b)
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	492,000	475,223	(b)
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	1,300,000	1,281,345	(a)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	2,101,000	2,149,386	(a)(d)
Mexichem SAB de CV, Senior Notes	5.875%	9/17/44	4,960,000	4,771,768	(a)(d)
OCP SA, Senior Notes	5.625%	4/25/24	4,900,000	5,045,158	(a)
OCP SA, Senior Notes	4.500%	10/22/25	5,590,000	5,387,363	(a)
Phosagro OAO Via Phosagro Bond Funding DAC, Senior Notes	3.950%	11/3/21	5,600,000	5,436,491	(a)(d)

Total Chemicals				37,676,975

Construction Materials - 0.6%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	2,200,000	2,189,022	(a)(d)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	750,000	746,258	(b)(d)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	2,920,000	3,024,711	(a)(d)

Total Construction Materials				5,959,991

Containers & Packaging - 0.6%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	5,450,000	5,511,312	(a)

Metals & Mining - 2.1%
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	7,700,000	7,382,221	(a)(d)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	310,000	385,175	(d)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	8,490,000	10,080,555	(d)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,110,000	1,125,990	(d)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	737,000	744,370	(d)

Total Metals & Mining				19,718,311

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paper & Forest Products - 0.5%
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	2,350,000	$2,388,650	(a)(d)
Inversiones CMPC SA, Senior Notes	4.375%	5/15/23	2,070,000	2,075,340	(a)(d)

Total Paper & Forest Products				4,463,990

TOTAL MATERIALS				73,330,579

REAL ESTATE - 1.4%
Real Estate Management & Development - 1.4%
China Overseas Finance Cayman III Ltd., Senior Notes	5.375%	10/29/23	2,460,000	2,560,353	(b)
Country Garden Holdings Co., Ltd., Senior Secured Notes	7.250%	4/4/21	8,900,000	8,970,711	(b)(d)
Yuzhou Properties Co., Ltd., Senior Secured Notes	6.000%	10/25/23	2,000,000	1,770,116	(b)

TOTAL REAL ESTATE				13,301,180

UTILITIES - 5.2%
Electric Utilities - 4.2%
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.875%	4/23/30	5,100,000	5,118,488	(a)(d)
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	2,340,000	2,383,945	(a)(d)
Enel Chile SA, Senior Notes	4.875%	6/12/28	5,150,000	5,208,710
Kallpa Generacion SA, Senior Notes	4.875%	5/24/26	2,270,000	2,255,245	(b)
Pampa Energia SA, Senior Notes	7.400%	7/21/23	1,490,000	1,389,440	(b)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	4,950,000	4,403,520	(a)(d)
Perusahaan Listrik Negara PT, Senior Notes	5.500%	11/22/21	6,350,000	6,664,325	(b)(d)
Perusahaan Listrik Negara PT, Senior Notes	5.450%	5/21/28	4,810,000	4,959,262	(a)(d)
Perusahaan Listrik Negara PT, Senior Notes	5.250%	5/15/47	7,810,000	7,325,711	(b)(d)

Total Electric Utilities				39,708,646

Independent Power and Renewable Electricity Producers - 0.7%
Enel Generacion Chile SA, Senior Notes	4.250%	4/15/24	500,000	497,254	(d)
Minejesa Capital BV, Senior Secured Notes	5.625%	8/10/37	3,100,000	2,840,856	(a)(d)
Three Gorges Finance I Cayman Islands Ltd., Senior Notes	3.700%	6/10/25	2,890,000	2,819,146	(a)(d)

Total Independent Power and Renewable Electricity Producers				6,157,256

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY		RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Multi-Utilities - 0.3%
Empresas Publicas de Medellin ESP, Senior Notes		7.625%	7/29/19	2,590,000		$2,660,448	(a)(d)

TOTAL UTILITIES						48,526,350

TOTAL CORPORATE BONDS & NOTES (Cost - $474,184,017)						465,588,350

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.2%
Argentina - 0.2%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds (Cost - $2,972,526)		4.000%	3/6/20	57,748,000	ARS	1,656,580

COUNTERPARTY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.0%
OTC PURCHASED OPTIONS - 0.0%
U.S. Dollar/Philippine Peso, Call @ 53.50PHP (Cost - $146,273)	JPMorgan Chase & Co.	11/7/18	19,160,000	19,160,000		281,093

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,290,582,518)						1,254,559,382

	RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 1.6%
Egypt Treasury Bills	(3.935)%	10/2/18	201,500,000	EGP	11,246,893	(h)
Egypt Treasury Bills	13.386%	11/13/18	11,300,000	EGP	621,103	(h)
Egypt Treasury Bills	19.470%	4/23/19	58,200,000	EGP	2,938,960	(h)

TOTAL SHORT-TERM INVESTMENTS (Cost - $14,977,519)					14,806,956

TOTAL INVESTMENTS - 135.8% (Cost - $1,305,560,037)					1,269,366,338
Liabilities in Excess of Other Assets - (35.8)%					(334,740,030)

TOTAL NET ASSETS - 100.0%					$934,626,308

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(e)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(f)	The coupon payment on these securities is currently in default as of September 30, 2018.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
EGP	— Egypt Pound
EUR	— Euro
GHS	— Ghanaian Cedi
IDR	— Indonesian Rupiah
JSC	— Joint Stock Company
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company
PHP	— Philippine Peso
PJSC	— Private Joint Stock Company
RUB	— Russian Ruble
UYU	— Uruguayan Peso

At September 30, 2018, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Barclays Bank PLC	2.350%	6/14/2018	TBD	**	$37,597,500	Sovereign Bonds	$39,272,220
Barclays Bank PLC	2.600%	6/14/2018	TBD	**	11,145,637	Sovereign Bonds	12,094,140
Credit Suisse	2.850%	9/28/2018	TBD	**	16,200,000	Sovereign Bonds	18,956,250

					$64,943,137		$70,322,610

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**

TBD-To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements.

SCHEDULE OF WRITTEN OPTIONS

OTC WRITTEN OPTIONS

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Dollar/Philippine Peso, Call	JPMorgan Chase & Co.	11/7/18	54.50	PHP	19,160,000	19,160,000	$91,771
U.S. Dollar/Philippine Peso, Put	JPMorgan Chase & Co.	11/7/18	52.50	PHP	19,160,000	19,160,000	6,434

TOTAL OTC WRITTEN OPTIONS (Premiums received - $150,954)							$98,205

Abbreviation used in this schedule:

PHP	— Philippine Peso

At September 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	1,423	12/18	$171,315,426	$169,025,719	$2,289,707

At September 30, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	614,645,000	USD	9,240,003	Bank of America N.A.	10/15/18	$125,328
USD	19,068,005	RUB	1,347,984,000	Bank of America N.A.	10/15/18	(1,471,194)
IDR	136,874,046,000	USD	9,220,212	Barclays Bank PLC	10/15/18	(53,534)
USD	4,465,750	IDR	66,338,710,000	Barclays Bank PLC	10/15/18	22,938
USD	9,468,204	INR	658,987,029	Barclays Bank PLC	10/15/18	398,391
BRL	36,031,000	USD	9,416,177	Citibank N.A.	10/15/18	(506,515)
CNY	70,598,330	USD	10,402,760	Citibank N.A.	10/15/18	(142,999)
CNY	132,293,999	USD	20,548,928	Citibank N.A.	10/15/18	(1,323,193)
MXN	172,652,000	USD	9,153,818	Citibank N.A.	10/15/18	45,083
USD	8,277,380	BRL	32,348,000	Citibank N.A.	10/15/18	278,442
USD	17,933,075	BRL	69,822,429	Citibank N.A.	10/15/18	667,548
USD	9,762,881	CNY	65,167,231	Citibank N.A.	10/15/18	292,399
USD	21,474,249	CNY	137,725,098	Citibank N.A.	10/15/18	1,459,235
USD	9,307,245	IDR	137,561,085,000	Citibank N.A.	10/15/18	94,555

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,311,934	IDR	209,312,036,494	Citibank N.A.	10/15/18	$293,966
USD	14,406,142	MXN	279,289,000	Citibank N.A.	10/15/18	(474,380)
BRL	38,032,000	USD	9,259,160	JPMorgan Chase & Co.	10/15/18	145,304
INR	658,987,029	USD	9,428,917	JPMorgan Chase & Co.	10/15/18	(359,104)
USD	8,707,726	BRL	35,074,720	JPMorgan Chase & Co.	10/15/18	34,531
USD	10,380,140	BRL	40,413,000	JPMorgan Chase & Co.	10/15/18	386,908
EUR	500,000	USD	588,940	Citibank N.A.	10/18/18	(7,482)
USD	2,473,243	EUR	2,098,000	Citibank N.A.	10/18/18	33,446
USD	3,185,273	EUR	2,702,000	Citibank N.A.	10/18/18	43,075
USD	7,149,043	UYU	231,986,440	Citibank N.A.	11/14/18	177,249
ARS	123,000,000	USD	3,141,763	Barclays Bank PLC	11/15/18	(346,186)
USD	7,658,204	ARS	255,784,000	Barclays Bank PLC	11/15/18	1,844,678
CZK	209,527,597	USD	9,510,580	JPMorgan Chase & Co.	11/15/18	(52,928)
EUR	7,237,000	USD	8,457,018	JPMorgan Chase & Co.	11/15/18	(22,241)
USD	9,341,400	CZK	209,527,597	JPMorgan Chase & Co.	11/15/18	(116,253)
USD	8,500,781	EUR	7,237,000	JPMorgan Chase & Co.	11/15/18	66,005
USD	1,699,533	GHS	8,730,500	JPMorgan Chase & Co.	11/15/18	(53,231)
USD	2,293,923	GHS	11,777,000	JPMorgan Chase & Co.	11/15/18	(70,467)
ARS	41,978,000	USD	1,297,620	Citibank N.A.	1/15/19	(401,611)
ARS	131,876,000	USD	4,023,063	Citibank N.A.	1/15/19	(1,208,207)
USD	7,560,489	ARS	249,874,150	Citibank N.A.	1/15/19	2,226,996
USD	7,831,037	ARS	258,854,947	Citibank N.A.	1/15/19	2,305,852
USD	20,938,862	SAR	78,665,000	Bank of America N.A.	2/14/19	(39,572)

Total						$4,292,832

Abbreviations used in this table:

ARS	— Argentine Peso
BRL	— Brazilian Real
CNY	— Chinese Yuan Renminbi
CZK	— Czech Koruna
EUR	— Euro
GHS	— Ghanaian Cedi
IDR	— Indonesian Rupiah
INR	— Indian Rupee
MXN	— Mexican Peso
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal
USD	— United States Dollar
UYU	— Uruguayan Peso

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

At September 30, 2018, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2018[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Bank PLC (Republic of Korea, 7.125%, due 4/16/19)	$11,200,000	12/20/22	0.294%	1.000% quarterly	$(315,241)	$(130,761)	$(184,480)
Barclays Bank PLC (Saudi Government International Bond, 2.375%, due 10/26/21)	21,000,000	12/20/22	0.508%	1.000% quarterly	(411,315)	24,791	(436,106)

Total	$32,200,000				$(726,556)	$(105,970)	$(620,586)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek high current income and the Fund’s secondary objective is to seek capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence

Notes to Schedule of Investments (unaudited) (continued)

reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$787,033,359	—	$787,033,359
Corporate Bonds & Notes	—	465,588,350	—	465,588,350
Non-U.S. Treasury Inflation Protected Securities	—	1,656,580	—	1,656,580
Purchased Options	—	281,093	—	281,093

Total Long-Term Investments	—	1,254,559,382	—	1,254,559,382

Short-Term Investments†	—	14,806,956	—	14,806,956

Total Investments	—	$1,269,366,338	—	$1,269,366,338

Other Financial Instruments:
Futures Contracts	$2,289,707	—	—	$2,289,707
Forward Foreign Currency Contracts	—	$10,941,929	—	10,941,929

Total Other Financial Instruments	$2,289,707	$10,941,929	—	$13,231,636

Total	$2,289,707	$1,280,308,267	—	$1,282,597,974

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$98,205	—	$98,205
Forward Foreign Currency Contracts	—	6,649,097	—	6,649,097
OTC Credit Default Swaps on Sovereign Issues - Buy Protection‡	—	726,556	—	726,556

Total	—	$7,473,858	—	$7,473,858

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Debt Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 26, 2018